Stockholder's Deficit (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Equity [Abstract]
Number of shares stock option outstanding	$ 6,850,000
Weighted Average Exercise Price Beginning balance	$ 7.42
Number of shares outstanding granted		6,850,000
Weighted Average Exercise Price granted		$ 7.42
Weighted Average Remaining Life Granted		5 years 2 months 23 days	5 years 2 months 23 days
Number of shares outstanding Expired
Number of shares outstanding exercised
Number of shares stock option outstanding	$ 6,850,000	$ 6,850,000
Weighted Average Exercise Price ending balance	$ 7.42	$ 7.42
Weighted Average Remaining Life Outstanding	4 years 11 months 23 days	5 years 2 months 23 days
Number of shares outstanding expired
Weighted Average Exercise Price granted
Weighted Average Exercise Price granted